Accounting policies (Policies)	6 Months Ended
Jun. 30, 2020
Accounting policies [Line Items]
Impact of Interest Rate Benchmark Reform
Impact of Interest Rate Benchmark Reform
The amendments issued by the IASB, Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7), are mandatory and are effective from 1 January 2020. They provide relief on specific aspects of pre-replacement
issues that impact hedge accounting, whereby entities applying hedge accounting requirements will be able to assume that the interest rate benchmark on which the hedged cash flows and cash flows of the hedging instrument are based are not altered as a result of Interest Rate Benchmark Reform. The Group does not consider that these amendments have a significant impact on the financial statements as they provide relief for the possible effects of the uncertainty arising from interest rate benchmark reform.

Impact of COVID-19
Impact of COVID-19 on critical judgements and estimation uncertainty
The critical judgements and estimation uncertainty in applying accounting policies set out on page F-15 of the 2019 Annual Report on Form 20-F remain applicable. However, the level of judgement and estimation uncertainty has increased since 31 December 2019 due to the impact of the COVID-19 pandemic. COVID-19 has had the most significant impact on the following areas of estimation uncertainty:

Impairment of goodwill:
Given the
COVID-19
 pandemic, impairment indicators such as a decline in revenue less pass-through costs forecasts, and downturns in the global economy and the advertising industry were identified in the first half of 2020. As such, the Group performed an impairment test over goodwill and intangible assets with indefinite useful lives as at 30 June 2020. In performing the impairment test, estimates are required in regard to the discount rates, long-term growth rates and the level of cash flows during the five-year projection period, which involves judgement on the duration and shape of the recovery from
COVID-19
 in this period. Further details of the goodwill impairment charg
e
 and sensitivity to these estimates are outlined in note 14.

Expected credit losses:
Under IFRS 9, the expected credit losses are measured as the difference between the asset’s gross carrying amount and the present value of discounted estimated future
cash flows. As a result of the
COVID-19
 pandemic on the Group’s clients, estimates of future cash flows from clients involve significant judgement. The Group performed a detailed review of trade receivables, work in progress and accrued income at 30 June 2020, focusing on significant individual clients along with the industry and country in which the clients operate where there is increased risk due to the pandemic. The Group’s approach to expected credit losses is outlined in note 16.

Payments due to vendors (earnout agreements) and liabilities in respect of put options:
When measuring the liabilities for earnouts and put options, estimates are required regarding discount rates and growth rates in determining future financial performance, which involves judgement on the duration and shape of the recovery from
COVID-19
 in this period. Further details on growth rates, discount rates and the sensitivity to these estimates are set out in note 22.
Government Support
In reaction to the
COVID-19
 pandemic, certain governments have introduced measures to assist companies. A reduction to operating costs is recorded in relation to government subsidies/schemes (such as furlough measures) where these amounts will never have to be repaid. Further details of such amounts are included in note 4. In other cases, this involves the deferral of certain tax payments in order to stimulate the economy. The deferral of payments does not impact the income statement and these are charged as normal in the period they are incurred.

The unaudited condensed consolidated interim financial statements were approved by the board of directors and authorized for issue on
3
 September 2020.